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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-2957
Keyco Bond Fund, Inc.
(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)
Joel D. Tauber, President
Keyco Bond Fund, Inc.
27777 Franklin Road, Suite 1630
Southfield, Michigan 48034
(Name and Address of agent for service)
Registrant’s telephone number, including area code: (248) 353-0790
Date of fiscal year end: September 30
Date of reporting period: March 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Semi-Annual Report to Shareholders.
KEYCO BOND FUND, INC.
27777 Franklin Road — Suite 1630
Southfield, Michigan 48034
(248) 353-0790
May 20, 2009
To Our Shareholders:
We are pleased to send you this Semi-Annual Report of Keyco Bond Fund, Inc. for the six months ended March 31, 2009. Included in this mailing are the Fund’s financial statements, Management’s Discussion of Fund Performance, Additional Information and the Fund’s Privacy Policy.
In November 2008, the Board of Directors declared quarterly dividends totaling $.89 per share for the year ending September 30, 2009. This amount is subject to revision in September 2009 based upon actual net investment income for the year. Regular dividends of $.31 and capital gain dividends of $.0008 per share have been paid during the six months ended March 31, 2009. Dividends are paid quarterly on the first business day of February, May, August and November.
As a result of an amendment to the Michigan Business Tax Act and interpretations of the original law by the State and in consultation with Grant Thornton, the Fund’s auditors, it has been determined that the Fund will not have any liability for the Michigan Business Tax. We have applied for a refund of the estimated taxes paid for the prior year.
The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. was held on December 16, 2008. At the meeting, Gail A. Dishell, Mark E. Schlussel, David K. Page, Thomas E. Purther and Ellen T. Horing were elected Directors and the selection of Grant Thornton LLP as registered independent auditor was ratified and confirmed.
If you have any questions concerning the Fund or the enclosed information, please call me.
On behalf of the Board of Directors,
/s/ Joel D. Tauber
Joel D. Tauber
President
Enclosures

KEYCO BOND FUND, INC.
Management’s Discussion of Fund Performance
for Six Months Ended March 31, 2009
The Fund’s primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation is a minor investment objective of the Fund.
Net Investment Income
The Fund’s net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.
Net investment income for the six-month period was $549,190 or $.43 per share compared with $541,523 or $.43 per share last year. This $7,667 increase was the net result of a decrease of $10,392 in interest income and a decrease of $18,059 in expenses. A significant portion of the decrease in expenses is the expected recovery of $9,000 of estimated Michigan Business Tax paid for the year ended September 30, 2008, as it has been determined that the Fund is not subject to this tax.
As of March 31, 2009, the weighted average annual yield on the Fund’s portfolio based on both cost and market value was 5.1%.
Valuation of Bonds and Net Asset Value
Because the municipal bonds in the Fund’s portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund’s custodian, who uses a matrix pricing system.
The Fund’s net asset value is calculated by subtracting the Fund’s liabilities from its assets. The valuation of the Fund’s most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When market rates increase, the value of the bond portfolio decreases. When market rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes.
During the reporting period, interest rates for short-term and intermediate-term bonds decreased. Rates for long-term bonds were volatile but ended the period at rates similar to those at the beginning of the period.

KEYCO BOND FUND, INC.
Management’s Discussion of Fund Performance
for Six Months Ended March 31, 2009

Valuation of Bonds and Net Asset Value (continued)
The net asset value of the Fund was $25,357,055 or $20.01 per share at March 31, 2009, an increase of $743,082 or $.59 per share from September 30, 2008. This change was the result of undistributed income of $156,340, unrealized undistributed gains of $12,550 and unrealized appreciation of investments of $574,192.
The weighted average maturity was 10.7 years, somewhat more than the prior year end weighted average maturity of 9.5 years.
Asset Allocation
The bond portfolio is allocated by state/territory as follows:
Other
During the period, eight bonds were called, sold or matured for total proceeds of $1,974,631. Cash from these dispositions was reinvested in bonds maturing in 18 to 23 years. Portfolio turnover was 7.9%

KEYCO BOND FUND, INC.
Additional Information
March 31, 2009
Obtaining Quarterly Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. The Fund’s Form N-Q may be viewed and copied at the SEC’s Public Reference Room in Washington DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. For a complete list of the Fund’s portfolio holdings, a copy of the Fund’s most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1630, Southfield, MI 48034.
Information on Proxy Voting Policies, Procedures and Records
The Fund has not adopted policies and procedures with respect to voting proxies because the Fund does not invest in voting securities. The Fund has not voted any proxies.

Keyco Bond Fund, Inc.
Financial Statements
March 31, 2009

Keyco Bond Fund, Inc.
Statement of Assets and Liabilities
March 31, 2009 (unaudited)

Assets
Investments in securities, at fair value (cost $24,680,755)	$24,806,908
Cash	111,948
Accrued interest receivable	438,927
Michigan Business Tax receivable	9,000
Other assets	679

Total assets	25,367,462

Liabilities
Accounts payable	10,388
Federal income tax withheld	19

Total liabilities	10,407

Net Assets	$25,357,055

Net Assets consist of:
Capital stock, $.02 par value; 3,000,000 shares authorized; 1,267,258 shares issued and outstanding	$25,345
Additional paid-in capital	730,733
Retained earnings prior to July 1, 1979	24,093,500
Accumulated undistributed net investment income	368,774
Accumulated undistributed net realized gain from security transactions	12,550
Net unrealized appreciation of investments, March 31, 2009	126,153

$25,357,055

Net Asset Value per share ($25,357,055 / 1,267,258 shares outstanding)	$20.01

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.
Statement of Operations
For the Six Months Ended March 31, 2009 (unaudited)

Interest income		$603,075

Expenses
Legal and accounting	$49,071
Custodial fee	8,549
Directors’ fees	3,000
Miscellaneous expense	2,265
Michigan Business Tax	(9,000)

Total expenses		53,885

Net investment income		549,190

Realized gain on investments
Proceeds from sale, calls and maturity	1,974,631
Cost of securities sold, called or matured	1,961,037

Realized gain on investments		13,594

Unrealized appreciation of investments
Investments held, March 31, 2009
At cost	24,680,755
At fair value	24,806,908

Unrealized appreciation, March 31, 2009	126,153
Less: Unrealized depreciation, September 30, 2008	(448,039)

Unrealized appreciation of investments		574,192

Net gain on investments		587,786

Increase in net assets resulting from operations		$1,136,976

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.
Statement of Changes in Net Assets
For the Six Months Ended March 31, (unaudited)

	2009	2008
Net assets, beginning of year	$24,613,973	$25,804,887

Changes in net assets from operations
Net investment income	549,190	541,523
Net realized gain on investments	13,594	13,714
Changes in unrealized appreciation (depreciation) of investments	574,192	(91,055)

Net increase in net assets resulting from operations	1,136,976	464,182

Changes in net assets from capital transactions
Dividends declared from net investment income	(392,850)	(392,850)
Dividends declared from net capital gains	(1,044)	(1,181)

Total distributions	(393,894)	(394,031)

Net increase in net assets	743,082	70,151

Net assets, end of period (including undistributed net investment income of $368,774 and $350,883 at March 31, 2009 and 2008)	$25,357,055	$25,875,038

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.
Financial Highlights (unaudited)
Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements for the years ended September 30.

	Six Months
	Ended
	03/31/09		Years Ended September 30
	(unaudited)		2008	2007	2006	2005
Per share operating performance

Net asset value, beginning of period	$19.42		$20.36	$20.67	$21.00	$21.32

Net investment income	0.43		0.96	0.92	0.97	0.93
Net realized and unrealized gain (loss) on investments	0.47		(0.89)	(0.27)	(0.31)	(0.29)

Total from investment operations	0.90		0.07	0.65	0.66	0.64

Less distributions from
Net investment income	(0.31)		(0.95)	(0.92)	(0.97)	(0.93)
Net realized gain on investments	—		(0.06)	(0.04)	(0.02)	(0.03)

Total distributions	(0.31)		(1.01)	(0.96)	(0.99)	(0.96)

Net asset value, end of period	$20.01		$19.42	$20.36	$20.67	$21.00

Total return per share net asset value (a)	4.6%		0.3%	3.1%	3.1%	3.0%

Ratios and supplemental data

Net assets, end of period (in 000s)	$25,357		$24,614	$25,805	$26,194	$26,610
Ratio of net investment income to average net assets	4.4	%(b)	4.7%	4.5%	4.7%	4.4%
Ratio of expenses to average net assets	0.4	%(b)	0.4%	0.4%	0.4%	0.3%
Portfolio turnover rate	7.9	%(c)	12.4%	11.2%	4.7%	10.9%

(a)	Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested. These percentages are not an indication of the performance of a shareholder’s investment in the Fund.

(b)	Annualized

(c)	Not annualized
The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.
Schedule of Portfolio Investments
March 31, 2009 (unaudited)

	Principal		Fair
Long-Term State and Municipal Obligations	Amount	Cost	Value
Michigan (41.7% of investment fair value)
Berkley, Michigan, City School District, 5%, May 2019	$425,000	$441,093	$459,778
Detroit, Michigan, FSA, Series A, 5%, April 2019	640,000	601,811	552,742
Detroit, Michigan, City School District, 5.5%, May 2020	385,000	398,463	432,136
Detroit, Michigan, City School District, 5%, May 2022	500,000	517,300	561,580
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022	250,000	250,000	272,078
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024	350,000	363,702	333,781
Dundee, Michigan, Community School District, 5.375%, May 2020	365,000	359,525	384,100
Ferndale, Michigan, School District, 5%, May 2022	450,000	474,485	458,914
Grand Ledge, Michigan, Public Schools, 5%, May 2022	400,000	432,496	412,880
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue,
Bronson Methodist Hospital, 5.25%, May 2018	145,000	140,959	145,074
Livonia, Michigan, Public Schools, 5.75%, May 2018	380,000	395,200	401,417
Macomb County, Michigan, Building Authority, 5%, March 2021	500,000	500,000	520,425
Madison, Michigan, District Public Schools, 5.125%, May 2018	750,000	711,555	752,707
Michigan Municipal Bond Authority Revenue, Clean Water,
State Revolving Fund, 5%, October 2022	325,000	347,633	343,047
Michigan Municipal Bond Authority Revenue, Clean Water,
State Revolving Fund, 5%, October 2023	535,000	554,389	549,825
Michigan State Building Authority Revenue, Series 1, 4.75%, October 2021	270,000	281,257	265,988
Michigan State Trunk Line, Series A, 4.75%, November 2020	120,000	107,835	121,085
Novi, Michigan, Building Authority, 5.6%, October 2019	420,000	458,161	454,041
Rockford, Michigan, Public Schools, 5%, May 2028	400,000	415,496	406,404
Saginaw Valley State University General Revenue, Michigan, 5.25%, July 2019	85,000	79,354	86,238
Utica, Michigan, Community Schools, 5%, May 2020	400,000	423,232	423,948
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019	500,000	534,250	553,130
Wayland, Michigan, Union School District, 5%, May 2026	650,000	678,178	638,898
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022	125,000	127,302	140,789
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022	440,000	448,105	454,815
Zeeland, Michigan, Public Schools, 5%, May 2023	225,000	235,348	222,914

	10,035,000	10,277,129	10,348,734

Keyco Bond Fund, Inc.
Schedule of Portfolio Investments — Continued
March 31, 2009 (unaudited)

	Principal		Fair
Long-Term State and Municipal Obligations	Amount	Cost	Value
Other States and Territories (58.3% of investment fair value)
California State Various Purposes, 5%, June 2024	$475,000	$483,716	$447,521
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027	200,000	214,120	204,404
Collier County, Florida, School Board Certificates of Participation, 4.625%, February 2026	425,000	441,516	388,034
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027	500,000	500,000	492,320
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014	665,000	642,467	774,958
Hawaii State, Series DN, 5.5%, August 2028	500,000	498,775	540,085
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009	700,000	622,804	712,012
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027	470,000	470,000	469,967
Illinois State, 4.85%, October 2024	425,000	435,625	430,444
Southern Illinois University Revenue, 5%, April 2026	750,000	798,225	708,802
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	488,420	512,090
Lawrence, Massachusetts, State Qualified, 5%, April 2027	500,000	531,910	510,165
Clark County, Nevada, 5%, November 2024	300,000	324,111	287,652
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	500,000	463,270	596,405
Metropolitan Transportation Authority, New York, Revenue, 5%, November 2025	350,000	361,494	341,873
New York, New York, CIFG-TCRS, CIFG, Series O, 5%, June 2022	325,000	347,051	328,065
New York, New York, TCRS, Series M, 5%, April 2025	315,000	323,026	309,891
New York, New York, City Transitional Finance Authority Future Tax Secured Refunding, Series A-1, 4.375%, November 2024	500,000	498,350	505,930
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Series DD, 5.625%, June 2028	500,000	494,450	528,825
Western Nassau County, New York, Water Authority, Water System Revenue, 5%, May 2024	500,000	523,050	506,250
Toledo, Ohio, City School District, 5%, December 2025	250,000	258,100	254,138
Erie County, Hospital Authority PA Revenue, Erie County Geriatric Center, U. S. Treasury, 6.25%, July 2011	240,000	238,454	250,872

Keyco Bond Fund, Inc.
Schedule of Portfolio Investments — Continued
March 31, 2009 (unaudited)

	Principal		Fair
Long-Term State and Municipal Obligations	Amount	Cost	Value
Other States and Territories (continued)
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, 6.25%, July 2012	$500,000	$544,085	$518,005
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%, July 2023	575,000	617,038	493,074
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, 1998 Series A, 5.375%, October 2013	435,000	454,144	435,339
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017	565,000	560,232	651,750
Canutillo, Texas, Independent School District, 5%, August 2023	450,000	458,931	458,006
Conroe, Texas, Independent School District and Schoolhouse, 5.3%, February 2020	35,000	35,626	35,048
Corpus Christi, Texas, Business and Job Development Corporate Sales Tax Revenue, 5%, September 2021	475,000	483,906	485,512
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018	500,000	527,364	532,305
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020	730,000	763,366	748,432

	14,155,000	14,403,626	14,458,174

Total investments	$24,190,000	$24,680,755	$24,806,908

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.
Notes to Financial Statements (unaudited)
1.	Significant Accounting Policies

Keyco Bond Fund, Inc. (the “Fund”) has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation

The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Fund’s custodian, who utilizes a matrix pricing system. In the unlikely event that the Fund’s custodian is unable to value one or more of the bonds, the valuation(s) will be obtained from a brokerage firm that markets municipal bonds or a source referred by that brokerage firm. The Fund’s policies require that the Board of Directors (“Board”) be notified that this alternative valuation method was used at the next regularly scheduled meeting of the Board. The ability of issuers of debt instruments held by the Fund to meet their obligations may be affected by economic and political developments in a specific state or region.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). This statement defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and expands disclosures about fair value measurements in financial statements. The various inputs that may be used to determine the value of the Fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing are not necessarily an indication of the risk associated with investing in those securities.
Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of the investments).
The following table summarizes the Fund’s investments as of March 31, 2009, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Level 1: Quoted prices	$—
Level 2: Other significant observable inputs	24,806,908
Level 3: Significant unobservable inputs	—

Total	$24,806,908

Keyco Bond Fund, Inc.
Notes to Financial Statements — Continued (unaudited)
1.	Significant Accounting Policies — Continued

Federal Income Taxes

It is the Fund’s intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

The cost of securities for federal income tax purposes approximates the cost for financial statement purposes.

The components of distributable earnings on a tax basis were as follows:

Undistributed net investment income		$368,774
Undistributed long-term capital gain		12,550
Gross unrealized appreciation	$847,379
Gross unrealized depreciation	721,226

Net unrealized appreciation		126,153

		$507,477

The tax character of distributions paid was as follows:

	March 31,	March 31,
	2009	2008
Tax-exempt income	$392,850	$392,850
Long-term capital gains	1,044	1,181

	$393,894	$394,031

Other

The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Keyco Bond Fund, Inc.
Notes to Financial Statements — Continued (unaudited)
2.	Purchases and Dispositions of Securities

The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $1,951,645 and $1,974,631, respectively for the six months ended March 31, 2009.

3.	Portfolio Manager

The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.

4.	Related Party Transactions

Legal and accounting expenses incurred include $19,500 for accounting and administrative services provided by an entity owned by an officer of the Fund.

Item 2. Code of Ethics.
Not applicable to this semi-annual filing.
Item 3. Audit Committee Financial Expert.
     Not applicable to this semi-annual filing.
Item 4. Principal Accountant Fees and Services.
     Not applicable to this semi-annual filing.
Item 5. Audit Committee of Listed Registrant.
     Not applicable to this semi-annual filing and also because registrant’s shares are not listed for trading on a national securities exchange.
Item 6. Schedule of Investments
     This Schedule is included as part of the Semi-Annual Report to Shareholders filed under Item 1 hereof.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable because the registrant invests exclusively in non-voting portfolio securities.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable to this semi-annual filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     There were no purchases by or on behalf of the registrant or any “affiliated purchaser” of shares of the registrant’s equity securities during the period covered by this report.
Item 10. Submission of Matters to a Vote of Security Holders.
     Not applicable.

Item 11. Controls and Procedures.
     (a) Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
     (b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a)(1) Not applicable.
     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
     (a)(3) Not applicable.
     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.
By:	/s/ Joel D. Tauber
Joel D. Tauber, President
Date: May 20, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer
Date: May 20, 2009

EXHIBIT INDEX

Exhibit No.	Description

EX.99.302CERT (a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

EX.99.906CERT (b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.